Income Taxes - Summary of Reconciliation of Statutory Income Tax Rate in Mexico to Consolidated Effective Income Tax Rate Recognized (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate in Mexico	30.00%	30.00%	30.00%
Impact of non-deductibleand non-taxable items:
Tax inflation effects	2.10%	7.20%	7.80%
Derivatives	0.30%	(0.20%)	(0.90%)
Employee benefits	1.50%	2.00%	2.60%
Other	4.80%	2.20%	(2.90%)
Dividends received from associates Equity	0.00%	(0.10%)	(0.70%)
Foreign subsidiaries and other non-deductible items, net	(2.20%)	(2.60%)	8.70%
Tax rates differences	(3.10%)	(2.00%)	(2.80%)
Effective tax rate from continuing operations	29.90%	34.30%	31.20%
Effective tax rate from discontinued operation	0.00%	(21.20%)	(16.40%)
Mexico [member]
Impact of non-deductibleand non-taxable items:
Effective tax rate	38.70%	41.20%	36.60%
Brazil [member]
Impact of non-deductibleand non-taxable items:
Tax recoveries and NOL's in Brazil	(3.50%)	(2.20%)	(10.60%)